Investments in Associates and Joint Ventures - Additional Information (Detail) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) _Associate shares	Dec. 31, 2016 GBP (£)
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares owned | shares	32
Percentage of shares owned	0.00%
Percentage of interest in royalty	85.00%
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Significant associate | _Associate	1
Market value of investment | £	£ 336	£ 278
Theravance Biopharma Inc [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of common stock	17.80%